Note 2 - Significant Accounting Policies (Details Textual) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable, Current, Total	$ 1,112,000		$ 743,000		$ 902,000
Retained Earnings (Accumulated Deficit), Ending Balance	(97,568,000)		(86,361,000)		(72,450,000)
Cash and Cash Equivalents, at Carrying Value, Ending Balance	8,910,000		5,358,000	$ 4,820,000	12,689,000	$ 21,352,000	$ 3,557,000
Operating Lease, Right-of-Use Asset	1,180,000	$ 1,505,000
Operating Lease, Liability, Total	1,260,000	$ 1,593,000
Accrued Liabilities and Other Liabilities, Current	$ 2,424,000		1,528,000		$ 1,263,000
Restatement Adjustment [Member]
Accounts Payable, Current, Total			(277,000)
Accrued Liabilities and Other Liabilities, Current			$ 277,000